Promissory Note Payable - Schedule of remaining principal payments until maturity of the promissory note (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Promissory Note Payable [Line Items]
Total	$ 404,196
Current portion	(58,038)	$ (56,895)
Long-term portion	346,158	$ 404,240
Year 1
Disclosure Of Promissory Note Payable [Line Items]
Total	58,038
Year 2
Disclosure Of Promissory Note Payable [Line Items]
Total	$ 346,158